REMOVAL OF LODRANE PRODUCTS FROM THE US MARKET	12 Months Ended
Mar. 31, 2011
Removal Of Lodrane Products From Us Market [Abstract]
Removal Of Lodrane Products From Us Market [Text Block]
NOTE 22	-	REMOVAL OF LODRANE PRODUCTS FROM THE US MARKET

On March 3, 2011, the U.S. Food and Drug Administration (“FDA”) announced its intention to remove approximately 500 cough/cold and allergy related products from the U.S. market. The Company manufactured two of the drugs impacted by the FDA’s action. The affected products are:

Product	Active Ingredient , Strength
Lodrane® 24 Capsules	Brompheniramine maleate, 12mg
Lodrane® 24D Capsules	Brompheniramine maleate, 12mg/pseudoephedrine HCl, 90mg

According to the press release issued by the FDA, manufacturers must stop manufacturing the affected products within 90 days after March 3, 2011 and distribution of the effected products must stop within 180 days after March 3, 2011.

For the year ended March 31, 2011, gross revenues earned by the Company from the Lodrane® products equaled $4.2 million, or approximately 97% of the Company’s total income for the year.

Shortly after the announcement by the FDA, the Company’s customer for the Lodrane® products cancelled all outstanding orders, other than those for which manufacturing had already begun, advising the Company that existing stocks of Lodrane® were sufficient and that additional quantities could not be sold prior to the 180 day deadline announced by the FDA.

The last shipment of Lodrane® products was made by the Company in April 2011 and manufacturing of Lodrane® has ceased.

While the timing of the announcement by the FDA resulted in such having a minimal effect on the Company’s operations for the 2011 Fiscal Year, the Company’s inability to manufacture Lodrane® has a material and adverse effect on its revenues for periods beginning after March 31, 2011.

Please refer to the Current Report on Form 8-K filed with the SEC on March 4, 2011, such filing being herein incorporated by reference, for further details on this announcement.